Accounts Payable (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Payable [Abstract]
Schedule of the Amount of Accounts Payable	The amount of accounts payable consisted of the following:
	September 30, 2023	September 30, 2022
Payable of projects	$3,140,756	$-
Park facilities	1,119,064	-
Total	$4,259,820	$-